Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2022
Equity Incentive Plan
Schedule of share option activity and related information for employees and directors

				Weighted
				average
		Weighted	Weighted	remaining
		average	average	contractual	Aggregate
	Number	exercise	grant date	term	intrinsic
	of shares	price	fair value	(in years)	value
Options outstanding as of January 1, 2020	94,349,035	$0.10	—	7.6	$—
Granted	208,000,000	$0.02	$0.01	—	—
Forfeited	(2,500,000)	$0.02	$0.02	—	—
Options outstanding at December 31, 2020	112,649,035	$0.09	—	7.1	$—
Granted	30,300,000	$0.02	$0.01	—	—
Options outstanding at December 31, 2021	142,949,035	$0.07	—	6.8	$—
Granted	409,396,700	$0.01	$0.01	—	—
Forfeited	(38,671,850)	$0.15	$0.10	—	—
Options outstanding at December 31, 2022	513,673,885	$0.02	—	8.7	$—
Exercisable options at December 31, 2022	128,451,772	$0.04	—	6.6	$—

Schedule of assumptions used to determine the fair value of stock granted

	January 4,	March 10,
	2022	2022
Expected dividend yield	0%	0%
Expected volatility	110%	110%
Risk-free interest	1.4%	1.9%
Expected life in years	5.0	5.0

	December 31,
	2022		2021		2020
Expected dividend yield	0%		0%		0%
Expected volatility	72.8-90.4%		70.7-83.2%		83.9-86.9%
Risk-free interest	1.46-4.34%		0.64-1.25%		0.38-0.49%
Expected life	5.5-6.25	years	5.5-6.25	years	5.5-6.25	years

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

					Remaining	Weighted
		Weighted			contractual	average
		average	Weighted		life for	exercise
Exercise		remaining	average		exercisable	price for
price	Options	contractual	exercise	Options	options	exercisable
(range) ($)	outstanding	life (years)	price ($)	exercisable	(years)	options ($)
<0.01	106,500,000	9.8	0.01	—	—	—
0.01	286,896,700	9.3	0.01	29,674,587	9.2	0.01
0.02-0.05	102,000,000	6.8	0.02	80,500,000	6.3	0.02
0.12-0.32	18,277,185	3.3	0.16	18,277,185	3.3	0.16
	513,673,885			128,451,772

Summary of activity of the Company's unvested RSUs

Weighted
average
grant date
	Shares/	fair value
	Units	per share
Unvested as of January 1, 2022	—	—
Granted	21,475,400	$0.01
Vested	—	—
Forfeited	—	—
Unvested as of December 31, 2022	21,475,400	$0.01

Schedule of stock-based compensation expense in the following expense categories of its consolidated statements of operations and comprehensive loss:

	Years Ended December 31,
	2022	2021	2020
Research and development	$120,191	$55,028	$82,192
General and administrative	614,916	259,622	243,331
Total stock-based compensation expense	$735,107	$314,650	$325,523